PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of detail information about property, plant and equipment

In millions	Land	Buildings and constructions	Machinery and equipment	Advances paid and construction in progress	Property, plant and equipment
Initial cost at January 1, 2025	$35.6	$476.5	$490.5	$48.5	$1,051.1
Additions	0.3	36.7	21.1	72.2	130.3
Disposals	—	(23.7)	(3.3)	—	(27.0)
Transfers	—	29.9	32.6	(62.5)	—
Translation differences	3.6	30.0	36.0	4.5	74.1
Balance at September 30, 2025	$39.5	$549.4	$576.9	$62.7	$1,228.5
Accumulated depreciation and impairment losses at January 1, 2025	—	208.1	293.5	—	501.6
Depreciation during the period	—	45.5	69.5	—	115.0
Disposals	—	(20.3)	(36.7)	—	(57.0)
Translation differences	—	12.4	21.6	—	34.0
Balance at September 30, 2025	$—	$245.7	$347.9	$—	$593.6

Total Balance at September 30, 2025	$39.5	$303.7	$229.0	$62.7	$634.9